Accumulated other comprehensive (loss)/income	12 Months Ended
Dec. 31, 2022
Accumulated other comprehensive (loss)/income
Accumulated other comprehensive (loss)/income

14.Accumulated other comprehensive (loss)/income

		Net change in
		unrealized
		losses on
	Foreign currency	available-for-
	translation	sale debt
	difference	securities	Total
	RMB	RMB	RMB
Balances as of January 1, 2020	1,448,230	—	1,448,230
Other comprehensive loss	(2,495,958)	—	(2,495,958)
Balances as of December 31, 2020	(1,047,728)	—	(1,047,728)
Other comprehensive loss	(1,472,172)	—	(1,472,172)
Balances as of December 31, 2021	(2,519,900)	—	(2,519,900)
Cumulative effect of accounting change	136,096	—	136,096
Balances as of January 1, 2022	(2,383,804)	—	(2,383,804)
Other comprehensive income/(loss)	5,724,208	(18,166)	5,842,138
Balances as of December 31, 2022	3,340,404	(18,166)	3,322,238
Balances as of December 31, 2022 (US$)	484,313	(2,634)	481,679

The income tax effects related to the accumulated other comprehensive (loss)/income were insignificant for all periods presented.